Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	3/1/12-3/31/12
Determination Date	4/9/2012
Distribution Date	4/16/2012

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$941,093,859.32
2	.	Collections allocable to Principal				$30,268,725.40
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$70,465.67

5	.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)				$910,754,668.25

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				61,301

7	.	Initial Pool Balance				$970,000,044.78

8	.	Note Balances		Beginning of Period	End of Period

		a.	Class A-1 Note Balance	$136,580,256.78		$102,647,121.57
		b.	Class A-2 Note Balance	$336,000,000.00		$336,000,000.00
		c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
		d.	Class A-4 Note Balance	$120,680,000.00		$120,680,000.00
		e.	Class B Note Balance	$20,370,000.00		$20,370,000.00
		f.	Class C Note Balance	$17,460,000.00		$17,460,000.00
		g.	Class D Note Balance	$16,490,000.00		$16,490,000.00

		h.	Note Balance (sum a - g)	$935,580,256.78		$901,647,121.57

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.7987150		0.6002756
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Class D Note Pool Factor	1.0000000		1.0000000

		h.	Note Pool Factor	0.9645157		0.9295331

10	.	Overcollateralization Target Amount				$9,107,546.68

11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$9,107,546.68

12	.	Weighted Average Coupon			%	8.76%
13	.	Weighted Average Original Term			months	65.56
14	.	Weighted Average Remaining Term			months	57.86

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$6,884,321.47
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00

		d.	Available Finance Charge Collections (sum a - c)			$6,884,321.47

16	.	Principal:
		a.	Collections allocable to Principal			$30,268,725.40
		b.	Liquidation Proceeds allocable to Principal			$40,212.61
		c.	Purchase Amount allocable to Principal			$0.00

		d.	Available Principal Collections (sum a - c)			$30,308,938.01

17	.	Total Finance Charge and Principal Collections (15d+16d)		$37,193,259.48
18	.	Interest Income from Collection Account		$1,875.26
19	.	Simple Interest Advances		$0.00

20	.	Available Collections (Ln17+18+19)		$37,195,134.74

Available Funds

21	.	Available Collections		$37,195,134.74
22	.	Reserve Account Draw Amount		$0.00

23	.	Available Funds		$37,195,134.74

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$784,244.88
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$784,244.88

		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$5,881.84
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$5,881.84

		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$46,216.33
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

		d.	Total Class A-1 Note Interest (sum a - c)	$46,216.33

		e.	Class A-2 Monthly Interest	$165,200.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

		h.	Total Class A-2 Note Interest (sum e - g)	$165,200.00

		i.	Class A-3 Monthly Interest	$213,600.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

		l.	Total Class A-3 Note Interest (sum i - k)	$213,600.00

		m	Class A-4 Monthly Interest	$125,708.33
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

		p.	Total Class A-4 Note Interest (sum m - o)	$125,708.33

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$29,876.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

		d.	Total Class B Note Interest (sum a - c)	$29,876.00

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$32,010.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

		d.	Total Class C Note Interest (sum a - c)	$32,010.00

32	.	Tertiary Principal Distributable Amount		$8,335,588.53

33	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$42,461.75
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00

		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

		d.	Total Class D Note Interest (sum a - c)	$42,461.75

34	.	Quaternary Principal Distributable Amount		$16,490,000.00

35	.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$26,270,787.66

36	.	Reserve Account Deficiency		$0.00

37	.	Regular Principal Distributable Amount		$9,107,546.68

38	.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39	.	Additional Servicing Fees, if any		$0.00

40	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$6,884,321.47
		b.	Total Daily Deposits of Principal Collections	$30,308,938.01
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$1,875.26

		e.	Total Deposits to Collection Account (sum a - d)	$37,195,134.74

42	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$784,244.88
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,881.84
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,588,207.62
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,816,800.40

		f.	Total Withdrawals from Collection Account (sum a - e)	$37,195,134.74

Note Payment Account Activity

43	.	Deposits
		a.	Class A-1 Interest Distribution	$46,216.33
		b.	Class A-2 Interest Distribution	$165,200.00
		c.	Class A-3 Interest Distribution	$213,600.00
		d.	Class A-4 Interest Distribution	$125,708.33
		e.	Class B Interest Distribution	$29,876.00
		f.	Class C Interest Distribution	$32,010.00
		g.	Class D Interest Distribution	$42,461.75

		h.	Class A-1 Principal Distribution	$33,933,135.21
		i.	Class A-2 Principal Distribution	$0.00
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4 Principal Distribution	$0.00
		l.	Class B Principal Distribution	$0.00
		m.	Class C Principal Distribution	$0.00
		n.	Class D Principal Distribution	$0.00

		o.	Total Deposits to Note Payment Account (sum a - n)	$34,588,207.62

44	.	Withdrawals
		a.	Class A-1 Distribution	$33,979,351.54
		b.	Class A-2 Distribution	$165,200.00
		c.	Class A-3 Distribution	$213,600.00
		d.	Class A-4 Distribution	$125,708.33
		e.	Class B Distribution	$29,876.00
		f.	Class C Distribution	$32,010.00
		g.	Class D Distribution	$42,461.75

		h.	Total Withdrawals from Note Payment Account (sum a - g)	$34,588,207.62

Certificate Payment Account Activity

45	.	Deposits
		a.	Excess Collections	$1,816,800.40

		b.	Reserve Account surplus (Ln 55)		$146.07

		c.	Total Deposits to Certificate Payment Account (sum a - b)		$1,816,946.47

46	.	Withdrawals
		a.	Certificateholder Distribution		$1,816,946.47

		b.	Total Withdrawals from Certificate Payment Account		$1,816,946.47

Required Reserve Account Amount

47	.	Lesser of: (a or b)
		a.	$2,425,000.11		$2,425,000.11
		b.	Note Balance		$901,647,121.57

48	.	Required Reserve Account Amount			$2,425,000.11

Reserve Account Reconciliation

49	.	Beginning Balance (as of end of preceding Distribution Date)			$2,425,000.11
50	.	Investment Earnings			$146.07
51	.	Reserve Account Draw Amount			$0.00

52	.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,425,146.18
53	.	Deposit from Available Funds (Ln 42d)			$0.00
54	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$146.07

56	.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,425,000.11
57	.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59	.	Amount to be paid to Servicer from the Collection Account			$784,244.88
60	.	Amount to be paid to Backup Servicer from the Collection Account			$5,881.84
61	.	Amount to be deposited from the Collection Account into the Note Payment Account			$34,588,207.62
62	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,816,800.40
63	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
		a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
		b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$146.07
65	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$33,979,351.54
66	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$165,200.00
67	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$213,600.00
68	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$125,708.33
69	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$29,876.00
70	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$32,010.00
71	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$42,461.75
72	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$1,816,946.47

Net Loss and Delinquency Activity

73	.	Net Losses with respect to preceding Collection Period			$30,253.06
74	.	Cumulative Net Losses			$33,699.65
75	.	Cumulative Net Loss Percentage			0.0035%

76	.	Delinquency Analysis

				Number of Loans	Principal Balance

		a.	31 to 60 days past due	479	$5,915,468.56
		b.	61 to 90 days past due	90	$1,324,452.19
		c.	91 or more days past due	0	$0.00

		d.	Total Past Due (sum a-c)	569	7,239,920.75

Servicer Covenant

77	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter	$2,626,771,000.00
78	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?	Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer